INCOME TAXES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Net operating loss carry-forward	$ 23,972	$ 15,337
Less: valuation allowance	(23,972)	(15,337)
Net deferred income tax asset	$ 0	$ 0